Accumulated other comprehensive income (loss), net of tax (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	6 Months Ended
	Sep. 30, 2025 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 23,514	[1]
Tax effect	(7,548)	[2]
Net of tax before allocation to noncontrolling interests	15,966
Net of tax attributable to noncontrolling interests	1	[2]
Net of tax attributable to MHFG shareholders	15,967
Accumulated Net unrealized gains (losses) on available-for-sale securities | Investment gains (losses) net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	3,368	[1]
Tax effect	(1,316)	[2]
Net of tax before allocation to noncontrolling interests	2,052
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	2,052
Accumulated Defined Benefit Plan Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	20,144	[1]
Tax effect	(6,232)	[2]
Net of tax before allocation to noncontrolling interests	13,912
Net of tax attributable to noncontrolling interests	1	[2]
Net of tax attributable to MHFG shareholders	13,914
Accumulated Own Credit Risk Adjustments | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	2	[1]
Tax effect	(1)	[2]
Net of tax before allocation to noncontrolling interests	2
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	¥ 2

[1]	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
[2]	The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.